Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure
Year	SCT Total for PEO ($) (1)	Comp. Actually Paid to PEO ($) (2)	Avg SCT Total Non-PEO NEOs ($) (1)	Avg CAP Non-PEO NEOs ($) (2)	TSR Value of $100 ($) (3)	Net Income (Loss) ($ in thousands) (4)
2025	511,084	(239,036)	357,578	5,171	$16.32	(21,230)
2024	1,306,906	1,853,643	705,919	974,521	$34.49	(11,136)

Named Executive Officers, Footnote [Text Block]

(2) Amounts reported in these columns represent compensation actually paid to our PEO and the average compensation actually paid to our Non-PEO NEO, as computed in accordance with Item 402(v)(2)(iii) and Item 402(v)(8) for smaller reporting companies. The PEO for 2024 and 2025 was R. Kirk Huntsman. The Non-PEO NEO included in the average for 2024 and 2025 was Bradford Amman. Compensation actually paid for 2025 is negative for the PEO because the year-over-year decline in the fair value of unvested and vested prior-year equity awards exceeded the PEO’s Summary Compensation Table total for 2025.

Summary Compensation Table total	[1]	$ 511,084	$ 1,306,906
Comp. Actually Paid to PEO	[2]	$ (239,036)	1,853,643
Adjustment To PEO Compensation, Footnote [Text Block]

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid — PEO

Adjustment	2025 ($)	2024($)
Summary Compensation Table total	511,084	1,306,906
Deduct SCT stock awards	—	—
Deduct SCT option awards	—	(801,578)
Add year-end fair value of awards granted during the year that remain unvested	—	793,738
Add fair value at vesting of awards granted and vested during the year	—	7,840
Add change in fair value of prior-year awards that remain unvested	(741,339)	540,401
Add change in fair value of prior-year awards that vested during the year	(8,390)	7,117
Deduct prior year-end fair value of awards that failed to meet vesting conditions	(391)	(781)
Compensation actually paid	(239,036)	1,853,643

Summary Compensation Table total	[1]	$ 357,578	705,919
Avg CAP Non-PEO NEOs	[2]	$ 5,171	974,521
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid — Non-PEO NEO

Adjustment	2025 ($)	2024($)
Summary Compensation Table total	357,578	705,919
Deduct SCT stock awards	—	—
Deduct SCT option awards	—	(390,824)
Add year-end fair value of awards granted during the year that remain unvested	—	384,944
Add fair value at vesting of awards granted and vested during the year	—	5,880
Add change in fair value of prior-year awards that remain unvested	(345,594)	264,045
Add change in fair value of prior-year awards that vested during the year	(6,292)	5,338
Deduct prior year-end fair value of awards that failed to meet vesting conditions	(521)	(781)
Compensation actually paid	5,171	974,521

Relationship between compensation actually paid and cumulative TSR

Relationship between compensation actually paid and cumulative TSR

Compensation actually paid is not cash compensation. It is the total reported in the Summary Compensation Table for the applicable year, adjusted for the fair value of equity awards as required by Item 402(v)(2)(iii). From December 29, 2023 through December 31, 2025, a fixed $100 investment in our common stock declined to $34.49 at year-end 2024 and $16.32 at year-end 2025. Over the same period, compensation actually paid to our PEO was $1,853,643 in 2024 and $(239,036) in 2025, and average compensation actually paid to our Non-PEO NEO was $974,521 in 2024 and $5,171 in 2025. The decrease from 2024 to 2025 reflects the decline in our stock price, which is remeasured each year in compensation actually paid: 2024 included option awards granted in that year and positive changes in the fair value of unvested prior-year awards, while no stock or option awards were granted in 2025 and the fair value of prior-year awards declined with the stock price. For the PEO, those 2025 fair-value declines exceeded the Summary Compensation Table total, producing negative compensation actually paid. Compensation actually paid and cumulative TSR both declined from 2024 to 2025.

Relationship between compensation actually paid and net income

Relationship between compensation actually paid and net income

We reported a GAAP net loss of $11.1 million for 2024 and $21.2 million for 2025. We did not use net income as a performance measure in our incentive plans for those years. Annual cash incentives were paid under the management incentive plan described above. Compensation actually paid declined from 2024 to 2025 while the net loss widened. The two measures are not directly linked: compensation actually paid is driven primarily by cash compensation and the remeasured fair value of equity awards rather than by GAAP net income.

TSR Value of $100	[3]	$ 16.32	34.49
Net loss	[4]	$ 21,230,000	$ 11,136,000
PEO Name		R. Kirk Huntsman	R. Kirk Huntsman
Additional 402(v) Disclosure [Text Block]		As required by Item 402(v) of Regulation S-K, the following table sets forth information concerning the compensation of our principal executive officer and the average compensation of our other named executive officer, and our performance, for the years ended December 31, 2025 and 2024. This is our first pay-versus-performance disclosure. Because we are a smaller reporting company, the table covers two years and omits peer-group total shareholder return, a company-selected measure, and the tabular list of most important measures.
PEO [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table total		$ 511,084	$ 1,306,906
Comp. Actually Paid to PEO		(239,036)	1,853,643
PEO [Member] | SCT stock awards [Member]
Pay vs Performance Disclosure [Table]
Deduct prior year-end fair value of awards that failed to meet vesting conditions
PEO [Member] | Deduct S C T Option Awards [Member]
Pay vs Performance Disclosure [Table]
Deduct prior year-end fair value of awards that failed to meet vesting conditions			(801,578)
PEO [Member] | Year-end fair value of awards granted during the year that remain unvested [Member]
Pay vs Performance Disclosure [Table]
Deduct prior year-end fair value of awards that failed to meet vesting conditions			793,738
PEO [Member] | Fair value at vesting of awards granted and vested during the year [Member]
Pay vs Performance Disclosure [Table]
Deduct prior year-end fair value of awards that failed to meet vesting conditions			7,840
PEO [Member] | Change in fair value of prior-year awards that remain unvested [Member]
Pay vs Performance Disclosure [Table]
Deduct prior year-end fair value of awards that failed to meet vesting conditions		(741,339)	540,401
PEO [Member] | Change in fair value of prior-year awards that vested during the year [Member]
Pay vs Performance Disclosure [Table]
Deduct prior year-end fair value of awards that failed to meet vesting conditions		(8,390)	7,117
PEO [Member] | Prior year-end fair value of awards that failed to meet vesting conditions [Member]
Pay vs Performance Disclosure [Table]
Deduct prior year-end fair value of awards that failed to meet vesting conditions		(391)	(781)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table total		357,578	705,919
Avg CAP Non-PEO NEOs		5,171	974,521
Non-PEO NEO [Member] | SCT stock awards [Member]
Pay vs Performance Disclosure [Table]
Deduct prior year-end fair value of awards that failed to meet vesting conditions
Non-PEO NEO [Member] | Deduct S C T Option Awards [Member]
Pay vs Performance Disclosure [Table]
Deduct prior year-end fair value of awards that failed to meet vesting conditions			(390,824)
Non-PEO NEO [Member] | Year-end fair value of awards granted during the year that remain unvested [Member]
Pay vs Performance Disclosure [Table]
Deduct prior year-end fair value of awards that failed to meet vesting conditions			384,944
Non-PEO NEO [Member] | Fair value at vesting of awards granted and vested during the year [Member]
Pay vs Performance Disclosure [Table]
Deduct prior year-end fair value of awards that failed to meet vesting conditions			5,880
Non-PEO NEO [Member] | Change in fair value of prior-year awards that remain unvested [Member]
Pay vs Performance Disclosure [Table]
Deduct prior year-end fair value of awards that failed to meet vesting conditions		(345,594)	264,045
Non-PEO NEO [Member] | Change in fair value of prior-year awards that vested during the year [Member]
Pay vs Performance Disclosure [Table]
Deduct prior year-end fair value of awards that failed to meet vesting conditions		(6,292)	5,338
Non-PEO NEO [Member] | Prior year-end fair value of awards that failed to meet vesting conditions [Member]
Pay vs Performance Disclosure [Table]
Deduct prior year-end fair value of awards that failed to meet vesting conditions		$ (521)	$ (781)

[1]	Amounts reported in these columns are the totals reported for the applicable year in the “Total” column of the Summary Compensation Table.
[2]	Amounts reported in these columns represent compensation actually paid to our PEO and the average compensation actually paid to our Non-PEO NEO, as computed in accordance with Item 402(v)(2)(iii) and Item 402(v)(8) for smaller reporting companies. The PEO for 2024 and 2025 was R. Kirk Huntsman. The Non-PEO NEO included in the average for 2024 and 2025 was Bradford Amman. Compensation actually paid for 2025 is negative for the PEO because the year-over-year decline in the fair value of unvested and vested prior-year equity awards exceeded the PEO’s Summary Compensation Table total for 2025.
[3]	Cumulative total shareholder return represents the value of a fixed $100 investment in our common stock as of December 29, 2023, the last trading day of 2023, assuming reinvestment of dividends. Nasdaq official closing prices were $12.44 on December 29, 2023, $4.29 on December 31, 2024 and $2.03 on December 31, 2025. We paid no cash dividends during 2024 or 2025.
[4]	Reflects consolidated net loss as reported in our audited consolidated statements of operations. Consolidated net loss was $11.136 million for 2024 and $21.230 million for 2025. Net loss attributable to stockholders for 2025 was $21.170 million after $60 thousand of net loss attributable to the non-controlling interest.